Basis of Presentation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended				0 Months Ended				0 Months Ended		0 Months Ended
	Jun. 30, 2014 BankingCenters Subsidiary	Dec. 31, 2013 BankingCenters	Jun. 30, 2014 Class A [Member]	Dec. 31, 2013 Class A [Member]	Dec. 31, 2012 Class A [Member]	Aug. 06, 2014 Subsequent Event [Member]	Sep. 03, 2014 Subsequent Event [Member]	Sep. 03, 2014 Subsequent Event [Member] Class A [Member]	Aug. 06, 2014 Subsequent Event [Member] Class A [Member] IPO [Member]	Sep. 03, 2014 Subsequent Event [Member] Parent Company [Member] IPO [Member]	Aug. 06, 2014 Subsequent Event [Member] Parent Company [Member] Class A [Member] IPO [Member]	Sep. 03, 2014 Subsequent Event [Member] Selling Shareholders' [Member] IPO [Member]	Aug. 06, 2014 Subsequent Event [Member] Selling Shareholders' [Member] Class A [Member] IPO [Member]
Basis Of Presentation [Line Items]
Number of Banking branches	54	41
Number of wholly owned subsidiary	1
Common stock, shares issued			29,060,813	28,992,314	28,992,314				7,520,000		4,554,045		2,965,955
Common stock, price per share									$ 22.00
Additional shares issued							720,000	720,000
Proceeds from issuance of shares						$ 104,000,000				$ 104,000,000		$ 0